Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	₪ 1,869	₪ 17,062
Other payables	2,381	1,203
Lease liabilities	8,714	9,977
Loans from others	94,658	342,791
Liability in respect of Government grants		23,739
Total	107,622	394,772
Less than one year [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	1,869	17,062
Other payables	1,246	1,203
Lease liabilities	1,128	1,238
Loans from others
Liability in respect of Government grants
Total	4,243	19,503
1 to 2 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables	1,135
Lease liabilities	1,128	1,153
Loans from others	78,883	4,180
Liability in respect of Government grants		4,189
Total	81,146	9,522
2 to 3 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	1,174	1,128
Loans from others	15,775	8,361
Liability in respect of Government grants		8,377
Total	16,949	17,866
3 to 4 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	1,174	1,128
Loans from others		89,956
Liability in respect of Government grants		11,173
Total	1,174	102,257
4 to 5 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	1,174	1,174
Loans from others		32,204
Liability in respect of Government grants
Total	1,174	33,378
> 5 years [Member]
Financial Instruments (Details) - Schedule of maturity profile of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Other payables
Lease liabilities	2,936	4,156
Loans from others		208,090
Liability in respect of Government grants
Total	₪ 2,936	₪ 212,246